Quarterly Report
March 31, 2023
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$876,000	$846,349
Boeing Co., 2.196%, 2/04/2026	1,118,000	1,037,323
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,025,019
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	113,045
		$3,021,736
Asset-Backed & Securitized – 20.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.026%, 11/15/2054 (i)	$13,036,569	$712,814
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.208% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	898,000	848,674
ACREC 2021-FL1 Ltd., “B”, FLR, 6.508% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,596,000	1,492,572
ACREC 2021-FL1 Ltd., “C”, FLR, 6.858% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	902,000	830,589
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	642,322
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	455,000	426,453
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.534% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	264,000	243,263
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.384% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,102,500	1,075,286
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.684% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,102,500	1,065,967
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.984% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	663,500	628,754
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.858% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,609,409
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.073% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	632,674
AREIT 2019-CRE3 Trust, “B”, FLR, 6.323% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	299,817
AREIT 2019-CRE3 Trust, “C”, FLR, 6.673% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	264,000	239,540
AREIT 2022-CRE6 Trust, “D”, FLR, 7.409% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	237,500	212,614
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.457% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,039,826	996,684
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.907% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	563,239	525,525
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.407% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,693,455
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.707% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	702,976
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.756%, 12/15/2051 (i)(n)	21,768,123	727,813
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.295%, 7/15/2054 (i)	5,741,966	392,688
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.381%, 9/15/2054 (i)	5,945,162	461,928
BDS 2021-FL10 Ltd., “B”, FLR, 6.711% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	519,000	499,208
BDS 2021-FL10 Ltd., “C”, FLR, 7.061% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	377,500	358,168
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.27%, 2/15/2054 (i)	10,363,052	701,394
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.265%, 7/15/2054 (i)	11,281,040	813,245
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.28%, 8/15/2054 (i)	8,234,813	599,835
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.04%, 9/15/2054 (i)	11,871,611	666,508
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.058% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,500	2,016,739
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.608% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	276,695
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.858% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	437,468
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	130,630	123,825
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	254,792	238,230
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	67,561	62,156
BXMT 2020-FL2 Ltd., “B”, FLR, 6.257% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,276,757
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	552,269	521,422
CD 2017-CD4 Mortgage Trust, “XA”, 1.38%, 5/10/2050 (i)	13,951,950	534,724
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	337,102	306,110
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,638	96,285
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	374,292	362,066
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.638%, 11/15/2062 (i)	8,802,141	304,749
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.323%, 2/15/2054 (i)	9,096,484	678,748
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)	8,862,075	492,037
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.045%, 6/15/2064 (i)	4,926,447	291,430
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	441,123
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	335,054	325,745
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	233,285
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	233,193
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	230,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	$261,000	$248,408
Enterprise Fleet Financing LLC 2023-1, “A2”, 5.51%, 1/22/2029 (n)	754,044	755,579
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.409% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,241,500	1,198,106
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.809% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,111,454
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	704,072	692,487
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.16%, 5/10/2050 (i)	15,218,806	519,820
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.081%, 8/10/2050 (i)	14,989,587	543,749
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.128%, 5/12/2053 (i)	8,337,078	514,256
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 7.242% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	1,998,469	1,881,585
JPMorgan Chase Commercial Mortgage Securities Corp., 0.986%, 9/15/2050 (i)	13,504,472	411,643
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.184% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,160,473	1,161,632
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.234% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	742,384
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.054% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,792,595	1,791,760
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.434% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,344,000	1,293,308
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.684% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	537,510
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 6.297% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,732,768
MF1 2020-FL4 Ltd., “B”, FLR, 7.523% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,939,407
MF1 2021-FL6 Ltd., “B”, FLR, 6.358% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,522,457
MF1 2022-FL9 Ltd., “B”, FLR, 7.906% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,834,761
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.251%, 5/15/2050 (i)	13,285,561	494,130
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.324%, 6/15/2050 (i)	6,816,978	240,757
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.831%, 12/15/2051 (i)	17,362,837	615,346
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)	7,298,813	498,504
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.226%, 6/15/2054 (i)	6,820,395	426,811
NextGear Floorplan Master Owner Trust 2023-1A, “A1”, FLR, 5.65% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	552,760
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,129,454	1,090,365
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,129,454	1,062,591
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	516,132	512,604
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	994,360
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	687,726
PFP III 2021-8 Ltd., “B”, FLR, 6.227% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	490,500	458,661
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	46,713	46,558
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	59,893	59,493
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.715% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	855,853
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.457% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	708,600
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.834% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	516,000	480,518
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.307% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	422,000	408,332
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	629,220
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.757% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,001,000	940,388
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.508% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	710,379
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.558% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,000,000	1,900,542
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.013%, 11/15/2050 (i)	9,249,013	317,819
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.891%, 12/15/2051 (i)	7,443,294	290,006
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.367%, 11/15/2054 (i)	3,998,348	297,449
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.695% (SOFR - 1mo. + 0.85%), 3/15/2027	1,040,000	1,030,320
		$67,326,225
Automotive – 2.9%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$1,487,000	$1,407,214
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,468,025
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,733,056
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	148,360
Hyundai Capital America, 5.875%, 4/07/2025 (n)	958,000	969,516
Mercedes-Benz Finance North America LLC, 0.75%, 3/01/2024 (n)	870,000	835,158
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,275,000	1,128,043
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	602,000	581,574
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	628,069
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	449,434
		$9,348,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.0%
Warnermedia Holdings, Inc., 3.788%, 3/15/2025 (n)	$2,271,000	$2,198,895
Warnermedia Holdings, Inc., 6.412%, 3/15/2026	310,000	311,565
Warnermedia Holdings, Inc., 3.755%, 3/15/2027 (n)	679,000	639,434
		$3,149,894
Brokerage & Asset Managers – 0.9%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,942,000	$1,805,350
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	233,526
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	906,507
		$2,945,383
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$556,316
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,289,665
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,360,191
		$3,206,172
Cable TV – 0.7%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$2,469,000
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$249,000	$248,927
Westlake Chemical Corp., 0.875%, 8/15/2024	500,000	473,665
		$722,592
Computer Software – 0.6%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$1,395,867
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	345,575
Oracle Corp., 4.5%, 5/06/2028	100,000	98,796
		$1,840,238
Computer Software - Systems – 0.4%
VMware, Inc., 1%, 8/15/2024	$839,000	$791,808
VMware, Inc., 1.4%, 8/15/2026	649,000	574,038
		$1,365,846
Conglomerates – 1.2%
Carrier Global Corp., 2.242%, 2/15/2025	$200,000	$190,827
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	1,023,000	1,027,485
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	600,000	600,267
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,204,004
		$4,022,583
Consumer Products – 0.3%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$591,000	$571,214
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	345,000	327,092
		$898,306
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$392,174
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,342,961
Berry Global, Inc., 5.5%, 4/15/2028 (n)	167,000	166,454
		$1,901,589
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$686,000	$687,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.3%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$1,977,579
Qorvo, Inc., 1.75%, 12/15/2024 (n)	515,000	478,085
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,092,038
Skyworks Solutions, Inc., 0.9%, 6/01/2023	590,000	585,043
		$4,132,745
Emerging Market Quasi-Sovereign – 0.6%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$619,000	$582,187
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	323,056
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	934,226
		$1,839,469
Emerging Market Sovereign – 0.5%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$1,541,786
Energy - Independent – 0.3%
EQT Corp., 5.678%, 10/01/2025	$351,000	$349,948
EQT Corp., 5.7%, 4/01/2028	350,000	349,620
Pioneer Natural Resources Co., 0.55%, 5/15/2023	204,000	202,862
		$902,430
Energy - Integrated – 0.6%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,857,000	$1,841,648
Financial Institutions – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,585,000	$1,566,991
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,399,000	1,356,394
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	798,000	743,431
Air Lease Corp., 2.2%, 1/15/2027	1,101,000	975,191
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,181,198
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,399,089
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	475,779
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	749,885
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	565,905
		$9,013,863
Food & Beverages – 1.4%
General Mills, Inc., 5.241%, 11/18/2025	$834,000	$836,504
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	546,000	527,288
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,669,000	1,421,738
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	1,392,000	1,297,083
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	588,635
		$4,671,248
Food & Drug Stores – 0.4%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$1,339,000	$1,282,120
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,084,000	$1,058,267
Hyatt Hotels Corp., 1.3%, 10/01/2023	1,224,000	1,198,206
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,073,608
Marriott International, Inc., 3.75%, 10/01/2025	370,000	356,536
Marriott International, Inc., 4.9%, 4/15/2029	445,000	441,101
		$4,127,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$117,000	$113,092
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	136,187
		$249,279
Insurance – 0.2%
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	$882,000	$815,736
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$676,000	$671,450
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,121,000	$1,108,708
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	412,714
		$1,521,422
Major Banks – 16.3%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$679,875
Bank of America Corp., 4.45%, 3/03/2026	995,000	971,761
Bank of America Corp., 4.25%, 10/22/2026	575,000	556,970
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,269,574
Bank of America Corp., 4.183%, 11/25/2027	959,000	926,734
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	207,000	199,467
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	513,671
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,294,536
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,583,795
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,431,354
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	395,205
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,871,696
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	393,209
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	148,952
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	1,426,000	1,380,112
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	728,252
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	735,250
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	1,439,000	1,481,569
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,076,576
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	835,635
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	549,072
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	798,100
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,372,842
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,547,501
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	955,977
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	774,485
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	943,485
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	428,162
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	944,446
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	406,994
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	587,417
Morgan Stanley, 5.18% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	1,637,000	1,633,115
Morgan Stanley, 5.11% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	2,151,000	2,144,375
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,516,499
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,314,976
Morgan Stanley, 3.625%, 1/20/2027	381,000	366,689
Morgan Stanley, 3.95%, 4/23/2027	135,000	130,514
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	365,245
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	675,374
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,032,564
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	1,980,332
PNC Bank N.A., 2.5%, 8/27/2024	1,183,000	1,136,203
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,729,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	$907,000	$871,403
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	414,652
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	413,076
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	437,607
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,477,040
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,060,285
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	903,559
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	905,626
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	357,891
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	381,083
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,108,957
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	692,522
		$52,832,162
Medical & Health Technology & Services – 1.1%
HCA, Inc., 5%, 3/15/2024	$1,692,000	$1,681,859
HCA, Inc., 3.125%, 3/15/2027 (n)	411,000	382,015
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,423,726
		$3,487,600
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$766,000	$749,399
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,339,330
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,016,039
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,077,513
		$4,182,281
Midstream – 2.0%
Enbridge, Inc., 2.5%, 2/14/2025	$496,000	$475,038
Enbridge, Inc., 5.969%, 3/08/2026	257,000	257,723
Energy Transfer LP, 2.9%, 5/15/2025	635,000	605,150
Energy Transfer LP, 5.55%, 2/15/2028	436,000	442,738
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	951,745
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	743,166
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	981,133
TC Energy Corp., 6.203%, 3/09/2026	1,141,000	1,148,949
Western Midstream Operating LP, 3.35%, 2/01/2025	796,000	760,140
		$6,365,782
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$415,996	$424,864
Fannie Mae, 2%, 5/25/2044	191,728	184,742
Freddie Mac, 0.903%, 4/25/2024 (i)	410,157	2,930
Freddie Mac, 1.582%, 4/25/2030 (i)	6,118,592	527,494
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,115,586	1,988,074
Freddie Mac, 2%, 7/15/2042	314,218	289,698
		$3,417,802
Municipals – 1.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$440,000	$436,068
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	280,000	273,851
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	730,000	713,625
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	65,000	64,464
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	182,748
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	141,563
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	172,677
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	398,229	382,679
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	465,000	462,714

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	$440,000	$427,069
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,060,000	1,049,769
		$4,307,227
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$1,919,966
Network & Telecom – 0.8%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$2,507,147
Oils – 0.4%
Valero Energy Corp., 1.2%, 3/15/2024	$1,330,000	$1,282,302
Other Banks & Diversified Financials – 2.4%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$701,000	$718,982
American Express Co., 2.25%, 3/04/2025	773,000	736,263
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	1,833,000	1,755,470
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,370,873
Groupe BPCE S.A., FLR, 6.393% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,385,394
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	609,408
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,200,000	1,070,766
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	250,000	242,538
		$7,889,694
Pharmaceuticals – 0.8%
Amgen, Inc., 5.506%, 3/02/2026	$990,000	$994,035
Amgen, Inc., 5.15%, 3/02/2028	319,000	325,706
Royalty Pharma PLC, 0.75%, 9/02/2023	1,481,000	1,444,062
		$2,763,803
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$1,496,182
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$963,971
Retailers – 1.0%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,217,804
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	1,622,707
Nordstrom, Inc., 2.3%, 4/08/2024	519,000	495,645
		$3,336,156
Specialty Stores – 0.7%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$748,242
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,443,161
		$2,191,403
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$1,037,000	$1,030,568
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	257,000	236,792
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	191,186
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	683,000	642,619
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,848,190
		$3,949,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.9%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$1,015,360
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	305,000	312,698
Philip Morris International, Inc., 5.125%, 11/15/2024	800,000	805,139
Philip Morris International, Inc., 5%, 11/17/2025	364,000	366,769
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	331,552
		$2,831,518
Transportation - Services – 1.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$2,729,269
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	857,435
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	539,953
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	532,479
		$4,659,136
U.S. Treasury Obligations – 18.5%
U.S. Treasury Notes, 4.125%, 1/31/2025	$52,448,000	$52,433,659
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	4,520,000	4,401,350
U.S. Treasury Notes, 3.875%, 1/15/2026	3,235,000	3,236,011
		$60,071,020
Utilities - Electric Power – 4.9%
Edison International, 4.7%, 8/15/2025	$750,000	$739,583
Emera US Finance LP, 0.833%, 6/15/2024	589,000	554,777
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	630,000	651,087
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,071,000	1,986,241
Entergy Louisiana LLC, 0.95%, 10/01/2024	2,993,000	2,819,383
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	869,817
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	468,264
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	841,309
Pacific Gas & Electric Co., 1.7%, 11/15/2023	443,000	432,130
Pacific Gas & Electric Co., 3.25%, 2/16/2024	1,338,000	1,310,323
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	543,403
Southern California Edison Co., 0.7%, 8/01/2023	900,000	886,363
Southern California Edison Co., 0.975%, 8/01/2024	667,000	631,038
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	952,000	938,014
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	585,985
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,710,182
		$15,967,899
Total Bonds		$321,938,911
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.56% (v)	782,915	$783,072

Other Assets, Less Liabilities – 0.6%		1,944,675
Net Assets – 100.0%		$324,666,658
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $783,072 and $321,938,911, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $117,521,786, representing 36.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	54	$11,148,469	June – 2023	$113,877
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/17/25	USD	8,400,000	centrally cleared	4.2% / Annually	SOFR - 1 day / Annually	$74,941	$—	$74,941
Liability Derivatives
Interest Rate Swaps
12/06/25	USD	28,500,000	centrally cleared	3.82% / Annually	SOFR - 1 day / Annually	$(42,412)	$4,207	$(38,205)
At March 31, 2023, the fund had liquid securities with an aggregate value of $945,023 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$60,071,020	$—	$60,071,020
Non - U.S. Sovereign Debt	—	3,381,255	—	3,381,255
Municipal Bonds	—	4,307,227	—	4,307,227
U.S. Corporate Bonds	—	112,516,665	—	112,516,665
Residential Mortgage-Backed Securities	—	3,417,802	—	3,417,802
Commercial Mortgage-Backed Securities	—	22,943,197	—	22,943,197
Asset-Backed Securities (including CDOs)	—	44,383,028	—	44,383,028
Foreign Bonds	—	70,918,717	—	70,918,717
Mutual Funds	783,072	—	—	783,072
Total	$783,072	$321,938,911	$—	$322,721,983
Other Financial Instruments
Futures Contracts – Assets	$113,877	$—	$—	$113,877
Swap Agreements – Assets	—	74,941	—	74,941
Swap Agreements – Liabilities	—	(38,205)	—	(38,205)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,751,208	$35,191,766	$39,159,766	$1,392	$(1,528)	$783,072
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$56,297	$—